Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

April 30, 2020

RW36-QTLY-0620
1.858600.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	14,791	$131,938
Fidelity Series Blue Chip Growth Fund (a)	15,752	238,328
Fidelity Series Commodity Strategy Fund (a)	167,117	599,951
Fidelity Series Growth Company Fund (a)	26,116	487,590
Fidelity Series Intrinsic Opportunities Fund (a)	40,253	573,200
Fidelity Series Large Cap Stock Fund (a)	36,959	489,337
Fidelity Series Large Cap Value Index Fund (a)	12,146	129,842
Fidelity Series Opportunistic Insights Fund (a)	14,731	256,180
Fidelity Series Small Cap Discovery Fund (a)	8,013	69,957
Fidelity Series Small Cap Opportunities Fund (a)	17,574	198,239
Fidelity Series Stock Selector Large Cap Value Fund (a)	37,080	375,624
Fidelity Series Value Discovery Fund (a)	24,784	276,837
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,157,047)		3,827,023

International Equity Funds - 18.2%
Fidelity Series Canada Fund (a)	21,028	189,040
Fidelity Series Emerging Markets Fund (a)	19,611	151,592
Fidelity Series Emerging Markets Opportunities Fund (a)	75,385	1,280,789
Fidelity Series International Growth Fund (a)	43,788	683,533
Fidelity Series International Small Cap Fund (a)	11,212	165,491
Fidelity Series International Value Fund (a)	75,917	575,454
Fidelity Series Overseas Fund (a)	67,077	626,503
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,989,920)		3,672,402

Bond Funds - 44.9%
Fidelity Series Emerging Markets Debt Fund (a)	15,051	123,118
Fidelity Series Floating Rate High Income Fund (a)	3,370	28,041
Fidelity Series High Income Fund (a)	16,838	143,793
Fidelity Series Inflation-Protected Bond Index Fund (a)	174,447	1,789,826
Fidelity Series International Credit Fund (a)	478	4,726
Fidelity Series Investment Grade Bond Fund (a)	542,550	6,423,795
Fidelity Series Long-Term Treasury Bond Index Fund (a)	42,749	452,286
Fidelity Series Real Estate Income Fund (a)	9,068	82,608
TOTAL BOND FUNDS
(Cost $8,559,622)		9,048,193

Short-Term Funds - 17.9%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	2,988,650	2,988,650
Fidelity Series Short-Term Credit Fund (a)	62,763	632,028
TOTAL SHORT-TERM FUNDS
(Cost $3,612,774)		3,620,678
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,319,363)		20,168,296
NET OTHER ASSETS (LIABILITIES) - 0.0%		(425)
NET ASSETS - 100%		$20,167,871

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$173,486	$60,788	$87,134	$18,698	$(17,825)	$2,623	$131,938
Fidelity Series Blue Chip Growth Fund	301,123	100,364	155,254	33,496	(1,344)	(6,561)	238,328
Fidelity Series Canada Fund	102,025	139,193	23,422	2,409	(3,887)	(24,869)	189,040
Fidelity Series Commodity Strategy Fund	731,122	283,807	229,866	11,280	(31,394)	(153,718)	599,951
Fidelity Series Emerging Markets Debt Fund	150,896	37,457	42,716	6,008	(1,964)	(20,555)	123,118
Fidelity Series Emerging Markets Fund	122,371	84,406	30,343	3,209	(1,653)	(23,189)	151,592
Fidelity Series Emerging Markets Opportunities Fund	1,080,413	593,957	284,847	32,178	(5,875)	(102,859)	1,280,789
Fidelity Series Floating Rate High Income Fund	31,313	6,896	6,899	1,290	(190)	(3,079)	28,041
Fidelity Series Government Money Market Fund 0.30%	2,542,683	1,312,185	866,218	30,840	--	--	2,988,650
Fidelity Series Growth Company Fund	605,182	198,471	350,462	55,589	5,858	28,541	487,590
Fidelity Series High Income Fund	158,549	35,460	34,563	7,430	(770)	(14,883)	143,793
Fidelity Series Inflation-Protected Bond Index Fund	1,766,627	555,192	573,254	25,264	2,159	39,102	1,789,826
Fidelity Series International Credit Fund	4,637	256	--	256	--	(194)	4,726
Fidelity Series International Growth Fund	927,956	209,852	431,818	30,073	4,014	(26,471)	683,533
Fidelity Series International Small Cap Fund	201,746	55,090	77,981	9,098	(5,994)	(7,370)	165,491
Fidelity Series International Value Fund	874,808	260,874	420,475	33,380	(48,297)	(91,456)	575,454
Fidelity Series Intrinsic Opportunities Fund	738,709	310,271	399,192	37,584	(36,699)	(39,889)	573,200
Fidelity Series Investment Grade Bond Fund	6,375,720	1,914,132	2,089,074	147,325	23,856	199,161	6,423,795
Fidelity Series Large Cap Stock Fund	648,169	219,860	320,170	34,546	(10,572)	(47,950)	489,337
Fidelity Series Large Cap Value Index Fund	185,763	54,911	84,418	10,711	(1,332)	(25,082)	129,842
Fidelity Series Long-Term Treasury Bond Index Fund	854,670	185,879	679,103	55,681	81,460	9,380	452,286
Fidelity Series Opportunistic Insights Fund	332,773	108,527	165,910	30,762	(2,056)	(17,154)	256,180
Fidelity Series Overseas Fund	66,584	654,155	54,186	1,581	(7,404)	(32,646)	626,503
Fidelity Series Real Estate Income Fund	100,040	22,395	21,668	4,830	(439)	(17,720)	82,608
Fidelity Series Short-Term Credit Fund	635,788	162,042	168,489	12,637	259	2,428	632,028
Fidelity Series Small Cap Discovery Fund	89,762	33,919	39,535	3,375	(3,385)	(10,804)	69,957
Fidelity Series Small Cap Opportunities Fund	272,188	88,888	118,826	17,943	(8,730)	(35,281)	198,239
Fidelity Series Stock Selector Large Cap Value Fund	500,196	169,931	221,996	28,883	(10,355)	(62,152)	375,624
Fidelity Series Value Discovery Fund	357,279	125,071	167,397	15,081	(4,892)	(33,224)	276,837
Total	$20,932,578	$7,984,229	$8,145,216	$701,437	$(87,451)	$(515,871)	$20,168,296

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.